Investment Objectives and Goals - iShares Large Cap Core Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES LARGE CAP CORE ACTIVE ETF Ticker: BLCR Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Large Cap Core Active ETF (the “Fund”) seeks to maximize total return.